FINANCIAL INSTRUMENTS CLASSIFICATION (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Assets [Abstract]
Cash and due from banks	[1]	S/ 22,168,516			S/ 23,221,987
Cash collateral, reverse repurchase agreements and securities borrowings		4,082,942	[1]	S/ 7,480,420	7,480,420	[1]
At fair value through profit or loss	[1]	521,186			537,685
Investments at fair value through other comprehensive income, Note 6(b)		25,195,835	[1]		0
Available-for-sale investments		0			24,423,891	[1]
Amortized cost investments		1,292,203	[1]		0
Loans, net	[1]	105,806,998			95,977,277
Financial assets designated at fair value through profit or loss		171,212,821			164,444,879
Premiums and other policies receivable	[1]	887,273			656,829
Accounts receivable from reinsurers and coinsurers	[1]	842,043			715,695
Due from customers on acceptances	[1]	967,968			532,034
Other assets, note 12		3,072,777			2,460,951
Liabilities [Abstract]
Deposits and obligations		104,551,310			97,170,411
Payables from repurchase agreements and security lendings		9,415,357			13,415,843
Due to banks and correspondents		8,448,140			7,996,889
Bankers' acceptances outstanding		967,968			532,034
Financial liabilities at fair value through profit or loss		362,310			168,089
Accounts payable to reinsurers and coinsurers		291,693		S/ 235,185	235,185		S/ 233,892	S/ 241,847
Bonds and Notes issued		15,457,540			16,242,257
Other liabilities, note 12		3,694,318			3,873,013
Categories of Financial Position [Member]
Assets [Abstract]
Cash and due from banks		22,168,516			23,221,987
Cash collateral, reverse repurchase agreements and securities borrowings		4,082,942			7,480,420
At fair value through profit or loss		3,512,445			4,024,737
Investments at fair value through other comprehensive income, Note 6(b)		25,195,835			0
Available-for-sale investments		0			24,423,891
Amortized cost investments		4,154,838			0
Held-to-maturity Investments		0			4,413,373
Loans, net		105,806,998			95,977,277
Financial assets designated at fair value through profit or loss		521,186			537,685
Premiums and other policies receivable		887,273			656,829
Accounts receivable from reinsurers and coinsurers		842,043			715,695
Due from customers on acceptances		967,968			532,034
Other assets, note 12		3,072,777			2,460,951
Financial assets, at fair value		171,212,821			164,444,879
Liabilities [Abstract]
Deposits and obligations		104,551,310			97,170,411
Payables from repurchase agreements and security lendings		9,415,357			13,415,843
Due to banks and correspondents		8,448,140			7,996,889
Bankers' acceptances outstanding		967,968			532,034
Financial liabilities at fair value through profit or loss		362,310			168,089
Accounts payable to reinsurers and coinsurers		291,693			235,185
Bonds and Notes issued		15,457,540			16,242,257
Other liabilities, note 12		3,694,318			3,873,013
Financial liabilities, at fair value		143,188,636			139,633,721
Financial assets at fair value through other comprehensive income [member] | Categories of Financial Position [Member]
Assets [Abstract]
Cash and due from banks		0
Cash collateral, reverse repurchase agreements and securities borrowings		0
At fair value through profit or loss		0
Investments at fair value through other comprehensive income, Note 6(b)		24,546,365
Available-for-sale investments		0
Amortized cost investments		0
Held-to-maturity Investments		0
Loans, net		0
Financial assets designated at fair value through profit or loss		0
Premiums and other policies receivable		0
Accounts receivable from reinsurers and coinsurers		0
Due from customers on acceptances		0
Other assets, note 12		0
Financial assets, at fair value		24,546,365
Liabilities [Abstract]
Deposits and obligations		0
Payables from repurchase agreements and security lendings		0
Due to banks and correspondents		0
Bankers' acceptances outstanding		0
Financial liabilities at fair value through profit or loss		0
Accounts payable to reinsurers and coinsurers		0
Bonds and Notes issued		0
Other liabilities, note 12		0
Financial liabilities, at fair value		0
Loans and receivables [member]
Assets [Abstract]
Financial assets designated at fair value through profit or loss					130,343,367
Loans and receivables [member] | Categories of Financial Position [Member]
Assets [Abstract]
Cash and due from banks					23,221,987
Cash collateral, reverse repurchase agreements and securities borrowings					7,480,420
At fair value through profit or loss					0
Investments at fair value through other comprehensive income, Note 6(b)					0
Available-for-sale investments					0
Amortized cost investments					0
Held-to-maturity Investments					0
Loans, net					95,977,277
Financial assets designated at fair value through profit or loss					0
Premiums and other policies receivable					656,829
Accounts receivable from reinsurers and coinsurers					715,695
Due from customers on acceptances					532,034
Other assets, note 12					1,759,125
Financial assets, at fair value					130,343,367
Liabilities [Abstract]
Deposits and obligations					0
Payables from repurchase agreements and security lendings					0
Due to banks and correspondents					0
Bankers' acceptances outstanding					0
Financial liabilities at fair value through profit or loss					0
Accounts payable to reinsurers and coinsurers					0
Bonds and Notes issued					0
Other liabilities, note 12					0
Financial liabilities, at fair value					0
Investments available- for-sale [member]
Assets [Abstract]
Financial assets designated at fair value through profit or loss					24,423,891
Financial assets, at fair value		25,195,835			24,423,891
Investments available- for-sale [member] | Categories of Financial Position [Member]
Assets [Abstract]
Cash and due from banks					0
Cash collateral, reverse repurchase agreements and securities borrowings					0
At fair value through profit or loss					0
Investments at fair value through other comprehensive income, Note 6(b)					0
Available-for-sale investments					24,423,891
Amortized cost investments					0
Held-to-maturity Investments					0
Loans, net					0
Financial assets designated at fair value through profit or loss					0
Premiums and other policies receivable					0
Accounts receivable from reinsurers and coinsurers					0
Due from customers on acceptances					0
Other assets, note 12					0
Financial assets, at fair value					24,423,891
Liabilities [Abstract]
Deposits and obligations					0
Payables from repurchase agreements and security lendings					0
Due to banks and correspondents					0
Bankers' acceptances outstanding					0
Financial liabilities at fair value through profit or loss					0
Accounts payable to reinsurers and coinsurers					0
Bonds and Notes issued					0
Other liabilities, note 12					0
Financial liabilities, at fair value					0
Held-to-maturity
Assets [Abstract]
Financial assets designated at fair value through profit or loss					4,413,373
Held-to-maturity | Categories of Financial Position [Member]
Assets [Abstract]
Cash and due from banks					0
Cash collateral, reverse repurchase agreements and securities borrowings					0
At fair value through profit or loss					0
Investments at fair value through other comprehensive income, Note 6(b)					0
Available-for-sale investments					0
Amortized cost investments					0
Held-to-maturity Investments					4,413,373
Loans, net					0
Financial assets designated at fair value through profit or loss					0
Premiums and other policies receivable					0
Accounts receivable from reinsurers and coinsurers					0
Due from customers on acceptances					0
Other assets, note 12					0
Financial assets, at fair value					4,413,373
Liabilities [Abstract]
Deposits and obligations					0
Payables from repurchase agreements and security lendings					0
Due to banks and correspondents					0
Bankers' acceptances outstanding					0
Financial liabilities at fair value through profit or loss					0
Accounts payable to reinsurers and coinsurers					0
Bonds and Notes issued					0
Other liabilities, note 12					0
Financial liabilities, at fair value					0
Financial liabilities at amortized cost | Categories of Financial Position [Member]
Assets [Abstract]
Cash and due from banks					0
Cash collateral, reverse repurchase agreements and securities borrowings					0
At fair value through profit or loss					0
Investments at fair value through other comprehensive income, Note 6(b)					0
Available-for-sale investments					0
Amortized cost investments					0
Held-to-maturity Investments					0
Loans, net					0
Financial assets designated at fair value through profit or loss					0
Premiums and other policies receivable					0
Accounts receivable from reinsurers and coinsurers					0
Due from customers on acceptances					0
Other assets, note 12					0
Financial assets, at fair value					0
Liabilities [Abstract]
Deposits and obligations					97,170,411
Payables from repurchase agreements and security lendings					13,415,843
Due to banks and correspondents					7,996,889
Bankers' acceptances outstanding					532,034
Financial liabilities at fair value through profit or loss					0
Accounts payable to reinsurers and coinsurers					235,185
Bonds and Notes issued					8,255,718
Other liabilities, note 12					3,236,251
Financial liabilities, at fair value					130,842,331
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Assets [Abstract]
Financial assets designated at fair value through profit or loss		4,278,762	[2]		4,726,563
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Categories of Financial Position [Member]
Assets [Abstract]
Cash and due from banks		0			0
Cash collateral, reverse repurchase agreements and securities borrowings		0			0
At fair value through profit or loss		3,512,445			4,024,737
Investments at fair value through other comprehensive income, Note 6(b)		0			0
Available-for-sale investments		0			0
Amortized cost investments		0			0
Held-to-maturity Investments		0			0
Loans, net		0			0
Financial assets designated at fair value through profit or loss		0			0
Premiums and other policies receivable		0			0
Accounts receivable from reinsurers and coinsurers		0			0
Due from customers on acceptances		0			0
Other assets, note 12		766,317			701,826
Financial assets, at fair value		4,278,762			4,726,563
Liabilities [Abstract]
Deposits and obligations		0			0
Payables from repurchase agreements and security lendings		0			0
Due to banks and correspondents		0			0
Bankers' acceptances outstanding		0			0
Financial liabilities at fair value through profit or loss		362,310			168,089
Accounts payable to reinsurers and coinsurers		0			0
Bonds and Notes issued		0			7,986,539
Other liabilities, note 12		715,804			636,762
Financial liabilities, at fair value		1,078,114			8,791,390
Designated at inception
Assets [Abstract]
Financial assets designated at fair value through profit or loss		521,186			537,685
Designated at inception | Categories of Financial Position [Member]
Assets [Abstract]
Cash and due from banks		0			0
Cash collateral, reverse repurchase agreements and securities borrowings		0			0
At fair value through profit or loss		0			0
Investments at fair value through other comprehensive income, Note 6(b)		0			0
Available-for-sale investments		0			0
Amortized cost investments		0			0
Held-to-maturity Investments		0			0
Loans, net		0			0
Financial assets designated at fair value through profit or loss		521,186			537,685
Premiums and other policies receivable		0			0
Accounts receivable from reinsurers and coinsurers		0			0
Due from customers on acceptances		0			0
Other assets, note 12		0			0
Financial assets, at fair value		521,186			537,685
Liabilities [Abstract]
Deposits and obligations		0			0
Payables from repurchase agreements and security lendings		0			0
Due to banks and correspondents		0			0
Bankers' acceptances outstanding		0			0
Financial liabilities at fair value through profit or loss		0			0
Accounts payable to reinsurers and coinsurers		0			0
Bonds and Notes issued		0			0
Other liabilities, note 12		0			0
Financial liabilities, at fair value		0			S/ 0
At fair value through other comprehensive income (Debt instruments)
Assets [Abstract]
Financial assets designated at fair value through profit or loss		25,195,835
At fair value through other comprehensive income (Debt instruments) | Categories of Financial Position [Member]
Assets [Abstract]
Cash and due from banks		0
Cash collateral, reverse repurchase agreements and securities borrowings		0
At fair value through profit or loss		0
Investments at fair value through other comprehensive income, Note 6(b)		649,470
Available-for-sale investments		0
Amortized cost investments		0
Held-to-maturity Investments		0
Loans, net		0
Financial assets designated at fair value through profit or loss		0
Premiums and other policies receivable		0
Accounts receivable from reinsurers and coinsurers		0
Due from customers on acceptances		0
Other assets, note 12		0
Financial assets, at fair value		649,470
Liabilities [Abstract]
Deposits and obligations		0
Payables from repurchase agreements and security lendings		0
Due to banks and correspondents		0
Bankers' acceptances outstanding		0
Financial liabilities at fair value through profit or loss		0
Accounts payable to reinsurers and coinsurers		0
Bonds and Notes issued		0
Other liabilities, note 12		0
Financial liabilities, at fair value		0
Financial Assets And Liabilities At Amortised Cost Category [Member] | Categories of Financial Position [Member]
Assets [Abstract]
Cash and due from banks		22,168,516
Cash collateral, reverse repurchase agreements and securities borrowings		4,082,942
At fair value through profit or loss		0
Investments at fair value through other comprehensive income, Note 6(b)		0
Available-for-sale investments		0
Amortized cost investments		4,154,838
Held-to-maturity Investments		0
Loans, net		105,806,998
Financial assets designated at fair value through profit or loss		0
Premiums and other policies receivable		887,273
Accounts receivable from reinsurers and coinsurers		842,043
Due from customers on acceptances		967,968
Other assets, note 12		2,306,460
Financial assets, at fair value		141,217,038
Liabilities [Abstract]
Deposits and obligations		104,551,310
Payables from repurchase agreements and security lendings		9,415,357
Due to banks and correspondents		8,448,140
Bankers' acceptances outstanding		967,968
Financial liabilities at fair value through profit or loss		0
Accounts payable to reinsurers and coinsurers		291,693
Bonds and Notes issued		15,457,540
Other liabilities, note 12		2,978,514
Financial liabilities, at fair value		S/ 142,110,522

[1]	The balances of financial instruments at December 31, 2018 have been prepared in accordance with IFRS 9; the balances of the previous period have not been restated, see Note 3(a)(i).
[2]	It includes non-trading investments that did not pass SPPI test.